SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL [Abstract]
Summary of Stock Option Activity
The following is a summary of the Company’s stock option activity:
	Number of Options #	Weighted Average Exercise Price $

Balance, December 31, 2019	10,374,000	0.22
Granted	6,725,000	0.09
Exercised	(2,000,000)	0.09
Expired	(200,000)	0.17
Forfeited	(5,099,000)	0.20
Balance, December 31, 2020	9,800,000	0.15
Granted	2,500,000	0.14
Exercised	(100,000)	0.09
Cancelled	(1,025,000)	0.16

Balance, December 31, 2021	11,175,000	0.15

Fair Values of Option Pricing Model Using Assumptions	The Company fair values options using the Black-Scholes option pricing model using the following assumptions:

	December 31, 2021	December 31, 2020

Weighted average fair value of options granted	$0.11	$0.06

Risk-free interest rate	0.44 – 0.90%	0.44 – 1.51%
Estimated life	5 years	1 – 5 years
Expected volatility	102% - 107%	106% - 119%
Expected dividend yield	0.00%	0.00%

Options Outstanding and Exercisable
As at December 31, 2021 the following options were outstanding and exercisable:

Expiry Date	Exercise price $	Remaining life (years)	Options outstanding
November 17, 2022	0.16	0.88	150,000
November 28, 2022	0.18	0.91	550,000
January 21, 2023	0.32	1.06	450,000
May 1, 2023	0.24	1.33	500,000
August 15, 2023	0.21	1.62	300,000
August 31, 2023	0.27	1.67	200,000
November 22, 2023	0.26	1.89	100,000
December 13, 2023	0.25	1.95	750,000
May 2, 2024	0.27	2.34	150,000
May 17, 2024	0.245	2.41	200,000
June 17, 2024	0.245	2.46	300,000
May 6, 2025	0.09	3.35	2,475,000
June 1, 2025	0.14	3.42	250,000
July 22, 2025	0.09	3.56	400,000
November 12, 2025	0.075	3.87	2,100,000
January 22, 2026	0.145	4.06	2,000,000
June 2, 2026	0.12	4.42	500,000
			11,175,000

Summary of Warrant Activity
The following is a summary of the Company’s warrant activity:
	Number of Options #	Weighted Average Exercise Price $

Balance, December 31, 2019	12,112,313	0.23

Exercised	(200,000)	0.15
Expired	(10,027,836)	0.29
Balance, December 31, 2020	1,884,477	0.15
Exercised	(657,000)	0.15
Expired	(1,227,477)	0.15

Balance, December 31, 2021	-	0.15